Other Non-Current Liabilities (Details) R in Millions	Jun. 30, 2021 ZAR (R) kg	Jun. 30, 2020 ZAR (R) kg
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Gold Reserves in Life of Mine Plan Sibanye Beatrix Royalty | kg	2,068	1,862
Sibanye Beatrix ground swap royalty1	R 19	R 15
Non-current lease liabilities	154	81
Provision for Harmony Education Benefit Fund	5	5
Total non-current liabilities	R 178	R 101